Consolidated Statements of Changes in Partners' Capital (Net Asset Value) - USD ($)	Class A General Partner	Class A Limited Partners	Class A	Class B Limited Partners	Class B	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 1 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners	Legacy 2 Class	Global 1 Class General Partner	Global 1 Class Limited Partners	Global 1 Class	Global 2 Class General Partner	Global 2 Class Limited Partners	Global 2 Class	Global 3 Class Limited Partners	Global 3 Class	Total
Partners' capital, (net asset value) at Dec. 31, 2014	$ 383,435					$ 958,529			$ 242,148			$ 1,253,774			$ 1,194,874
Partners' capital, (net asset value) (in units) at Dec. 31, 2014	307.34					1,025.00			263.13			1,372.89			1,329.58
Partners' capital, (net asset value) at Dec. 31, 2014		$ 15,127,238		$ 161,924,013			$ 1,685,836			$ 666,651			$ 8,407,766			$ 4,670,326		$ 102,014,598
Partners' capital, (net asset value) (in units) at Dec. 31, 2014		12,125.34		155,869.84			1,802.74			724.42			9,206.57			5,196.84		125,561.73
Partners' capital, (net asset value) at Dec. 31, 2014																				$ 298,529,188
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2014			$ 1,247.57		$ 1,038.84			$ 935.15			$ 920.26			$ 913.24			$ 898.69		$ 812.47
Increase (Decrease) in Partners' Capital
Contributions													$ 18,081,254					$ 1,669,956		19,751,210
Contributions (in units)													19,977.51					2,049.41
Redemptions		$ (2,654,887)		$ (21,708,027)			$ (480,775)			$ (187,697)			$ (5,837,752)			$ (1,440,566)		$ (38,892,725)		(71,202,429)
Redemptions (in units)		(2,367.35)		(22,241.18)			(540.60)			(208.90)			(6,680.39)			(1,703.32)		(49,191.57)
Net income (loss)	$ (47,567)	$ (1,808,792)		$ (19,398,126)		$ (100,051)	$ (147,970)		$ (25,804)	$ (55,101)		$ (131,152)	$ (2,249,884)		$ (127,181)	$ (424,356)		$ (8,827,146)		(33,343,130)
Partners' capital, (net asset value) at Dec. 31, 2015	$ 335,868					$ 858,478			$ 216,344			$ 1,122,622			$ 1,067,693
Partners' capital, (net asset value) (in units) at Dec. 31, 2015	307.34					1,025.00			263.13			1,372.89			1,329.58
Partners' capital, (net asset value) at Dec. 31, 2015		$ 10,663,559		$ 120,817,860			$ 1,057,091			$ 423,853			$ 18,401,384			$ 2,805,404		$ 55,964,683
Partners' capital, (net asset value) (in units) at Dec. 31, 2015		9,757.99		133,628.66			1,262.14			515.52			22,503.69			3,493.52		78,419.57
Partners' capital, (net asset value) at Dec. 31, 2015																				213,734,839
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2015			$ 1,092.80		$ 904.13			$ 837.54			$ 822.19			$ 817.71			$ 803.03		$ 713.66
Increase (Decrease) in Partners' Capital
Contributions							$ 55,000						$ 26,088,861					$ 24,408		26,168,269
Contributions (in units)							63.13						30,189.70					34.49
Redemptions		$ (1,384,429)		$ (20,619,825)		$ (400,000)	$ (332,692)			$ (181,799)		$ (400,000)	$ (11,181,039)		$ (900,000)	$ (1,025,747)		$ (38,776,277)		(75,201,808)
Redemptions (in units)		(1,237.38)		(22,341.88)		(450.87)	(382.89)			(214.69)		(448.12)	(13,253.63)		(1,097.77)	(1,228.93)		(52,048.28)
Net income (loss)	$ (2,629)	$ (40,663)		$ (1,070,494)		$ 29,156	$ 21,011		$ 2,463	$ 8,104		$ 53,094	$ (226,422)		$ 23,127	$ 84,538		$ 1,782,353		663,638
Partners' capital, (net asset value) at Dec. 31, 2016	$ 333,239		$ 333,239			$ 487,634		$ 487,634	$ 218,807		$ 218,807	$ 775,716		$ 775,716	$ 190,820		$ 190,820
Partners' capital, (net asset value) (in units) at Dec. 31, 2016	307.34		307.34			574.13		574.13	263.13		263.13	924.77		924.77	231.81		231.81
Partners' capital, (net asset value) at Dec. 31, 2016		$ 9,238,467	$ 9,238,467	$ 99,127,541	$ 99,127,541		$ 800,410	$ 800,410		$ 250,158	$ 250,158		$ 33,082,784	$ 33,082,784		$ 1,864,195	$ 1,864,195	$ 18,995,167	$ 18,995,167
Partners' capital, (net asset value) (in units) at Dec. 31, 2016		8,520.61	8,520.61	111,286.78	111,286.78		942.38	942.38		300.83	300.83		39,439.76	39,439.76		2,264.59	2,264.59	26,405.78	26,405.78
Partners' capital, (net asset value) at Dec. 31, 2016																				165,364,938
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2016			$ 1,084.25		$ 890.74			$ 849.35			$ 831.55			$ 838.82			$ 823.19		$ 719.36
Increase (Decrease) in Partners' Capital
Contributions													$ 1,950,017					$ 59,925		2,009,942
Contributions (in units)													2,334.56					82.41
Redemptions		$ (429,289)		$ (6,091,834)			$ (31,627)			$ (43,175)		$ (165,000)	$ (4,147,434)			$ (319,110)		$ (3,919,993)		(15,147,462)
Redemptions (in units)		(394.71)		(6,908.05)			(37.93)			(52.19)		(201.26)	(4,948.00)			(388.56)		(5,482.96)
Net income (loss)	$ (3,417)	$ (88,993)		$ (1,164,807)		$ (2,204)	$ (4,064)		$ (1,126)	$ (1,286)		$ (6,224)	$ (116,926)		$ (873)	$ (7,818)		$ (159,940)		(1,557,678)
Partners' capital, (net asset value) at Mar. 31, 2017	$ 329,822					$ 485,430			$ 217,681			$ 604,492			$ 189,947
Partners' capital, (net asset value) (in units) at Mar. 31, 2017	307.34					574.13			263.13			723.51			231.81
Partners' capital, (net asset value) at Mar. 31, 2017		$ 8,720,185		$ 91,870,900			$ 764,719			$ 205,697			$ 30,768,441			$ 1,537,267		$ 14,975,159
Partners' capital, (net asset value) (in units) at Mar. 31, 2017		8,125.90		104,378.73			904.45			248.64			36,826.32			1,876.03		21,005.23
Partners' capital, (net asset value) at Mar. 31, 2017																				150,669,740
Net asset value per unit at end of period (in dollars per unit) at Mar. 31, 2017			$ 1,073.14		$ 880.17			$ 845.51			$ 827.27			$ 835.50			$ 819.42		$ 712.93
Partners' capital, (net asset value) at Dec. 31, 2016	$ 333,239		$ 333,239			$ 487,634		$ 487,634	$ 218,807		$ 218,807	$ 775,716		$ 775,716	$ 190,820		$ 190,820
Partners' capital, (net asset value) (in units) at Dec. 31, 2016	307.34		307.34			574.13		574.13	263.13		263.13	924.77		924.77	231.81		231.81
Partners' capital, (net asset value) at Dec. 31, 2016		$ 9,238,467	$ 9,238,467	$ 99,127,541	$ 99,127,541		$ 800,410	$ 800,410		$ 250,158	$ 250,158		$ 33,082,784	$ 33,082,784		$ 1,864,195	$ 1,864,195	$ 18,995,167	$ 18,995,167
Partners' capital, (net asset value) (in units) at Dec. 31, 2016		8,520.61	8,520.61	111,286.78	111,286.78		942.38	942.38		300.83	300.83		39,439.76	39,439.76		2,264.59	2,264.59	26,405.78	26,405.78
Partners' capital, (net asset value) at Dec. 31, 2016																				165,364,938
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2016			$ 1,084.25		$ 890.74			$ 849.35			$ 831.55			$ 838.82			$ 823.19		$ 719.36
Increase (Decrease) in Partners' Capital
Contributions													$ 7,599,286					$ 68,925		7,668,211
Contributions (in units)													9,317.62					95.04
Redemptions		$ (1,799,637)		$ (22,962,984)			$ (138,281)			$ (66,059)		$ (365,000)	$ (15,312,133)			$ (966,199)		$ (13,119,706)		(54,729,999)
Redemptions (in units)		(1,702.60)		(26,792.04)			(165.16)			(81.74)		(454.80)	(18,605.52)			(1,194.91)		(18,850.09)
Net income (loss)	$ (10,403)	$ (277,172)		$ (3,721,547)		$ (4,185)	$ (7,671)		$ (2,418)	$ (3,927)		$ (18,087)	$ (180,341)		$ (1,176)	$ (22,874)		$ (569,727)		(4,819,528)
Partners' capital, (net asset value) at Dec. 31, 2017	$ 322,836		$ 322,836			$ 483,449		$ 483,449	$ 216,389		$ 216,389	$ 392,629		$ 392,629	$ 189,644		$ 189,644
Partners' capital, (net asset value) (in units) at Dec. 31, 2017	307.34		307.34			574.13		574.13	263.13		263.13	469.97		469.97	231.81		231.81
Partners' capital, (net asset value) at Dec. 31, 2017		$ 7,161,658	$ 7,161,658	$ 72,443,010	$ 72,443,010		$ 654,458	$ 654,458		$ 180,172	$ 180,172		$ 25,189,596	$ 25,189,596		$ 875,122	$ 875,122	$ 5,374,659	$ 5,374,659
Partners' capital, (net asset value) (in units) at Dec. 31, 2017		6,818.01	6,818.01	84,494.74	84,494.74		777.22	777.22		219.09	219.09		30,151.86	30,151.86		1,069.68	1,069.68	7,650.73	7,650.73
Partners' capital, (net asset value) at Dec. 31, 2017																				113,483,622
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2017			$ 1,050.40		$ 857.37			$ 842.06			$ 822.36			$ 835.42			$ 818.12		$ 702.50
Increase (Decrease) in Partners' Capital
Contributions													$ 2,350,057							2,350,057
Contributions (in units)													2,683.69
Redemptions		$ (1,004,155)		$ (3,941,112)									$ (2,425,901)			$ (29,267)		$ (3,461,980)		(10,862,415)
Redemptions (in units)		(888.51)		(4,661.87)									(2,960.01)			(37.27)		(4,831.51)
Net income (loss)	$ (18,895)	$ (293,688)		$ (4,167,282)		$ (25,621)	$ (34,684)		$ (11,587)	$ (9,647)		$ (18,899)	$ (1,356,406)		$ (9,271)	$ (42,511)		$ (37,360)		(6,025,851)
Partners' capital, (net asset value) at Mar. 31, 2018	$ 303,941		$ 303,941			$ 457,828		$ 457,828	$ 204,802		$ 204,802	$ 373,730		$ 373,730	$ 180,373		$ 180,373
Partners' capital, (net asset value) (in units) at Mar. 31, 2018	307.34		307.34			574.13		574.13	263.13		263.13	469.97		469.97	231.81		231.81
Partners' capital, (net asset value) at Mar. 31, 2018		$ 5,863,815	$ 5,863,815	$ 64,334,616	$ 64,334,616		$ 619,774	$ 619,774		$ 170,525	$ 170,525		$ 23,757,346	$ 23,757,346		$ 803,344	$ 803,344	$ 1,875,319	$ 1,875,319
Partners' capital, (net asset value) (in units) at Mar. 31, 2018		5,929.50	5,929.50	79,832.87	79,832.87		777.22	777.22		219.09	219.09		29,875.54	29,875.54		1,032.41	1,032.41	2,819.22	2,819.22
Partners' capital, (net asset value) at Mar. 31, 2018																				$ 98,945,413
Net asset value per unit at end of period (in dollars per unit) at Mar. 31, 2018			$ 988.92		$ 805.87			$ 797.43			$ 778.33			$ 795.21			$ 778.12		$ 665.19